Land use rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about land use rights [line items]
Beginning of the year	¥ 8,456,347	¥ 8,313,766
Movement:
Business combination (Note 40)	3,182,914	61,027
Addition	331,683	364,280
Amortization charge for the year	(368,898)	(242,400)
Impairment charge for the year (Note 7)	(108,590)	(51,981)
Disposals	(86,631)	(1,969)
Disposal of subsidiaries	(146,922)	0
Currency translation differences	4,882	13,624
End of the year	11,264,785	8,456,347
Land use rights without ownership certificate [abstract]
Aggregate net book value	1,246,000	792,000
Cost [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	10,525,537	10,059,872
Movement:
End of the year	13,775,976	10,525,537
Accumulated amortization [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(1,792,367)	(1,530,972)
Movement:
End of the year	(2,128,752)	(1,792,367)
Accumulated impairment losses [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(276,823)	(215,134)
Movement:
End of the year	¥ (382,439)	¥ (276,823)